FEDERATED AMERICAN LEADERS FUND, INC.

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000

June 4, 2008

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE:              FEDERATED AMERICAN LEADERS FUND, INC. (the “Fund”)
Class K Shares
1933 Act File No. 2-29786
1940 Act File No. 811-1704

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive forms of Prospectuses and Statement of Additional Information dated May 31, 2008, that would have been filed under Rule 497(c), do not differ from the form(s) of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Fund.  This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 77 on May 30, 2008.

If you have any questions on the enclosed material, please contact me at (412) 288-6812.

Very truly yours,

/s/C. Grant Anderson
C. Grant Anderson
Assistant Secretary